Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Accounts receivable	$7,704,859	$7,679,722
Less: allowance for credit losses	775,330	740,370
	$6,929,529	$6,939,352

Schedule of movement of allowance for doubtful accounts
	December 31, 2021	December 31, 2020
Balance, opening	$740,370	$405,802
Provisions	17,318	290,706
Foreign exchange loss	17,642	43,862
Balance, ending	$775,330	$740,370